Financial risk management - Schedule of financial liabilities that are part of supplier finance arrangements (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 7,062	€ 9,228
Bottom of range
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	60 days	60 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	30 days	30 days
Top of range
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Number of days between invoice date and payment due date for financial liabilities that are part of supplier finance arrangements	120 days	90 days
Number of days between invoice date and payment due date for trade payables that are not part of supplier finance arrangements	120 days	120 days
Presented within trade payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 861	€ 564
Of which suppliers have received payment
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	€ 241	€ 250